Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Letter of guarantee for operation	$ 384,615	$ 461,538
Banking facilities
Goodwill			$ 294,151
Credit loss	80,056	107,758	52,948
Contract assets	1,060,590	987,084	960,251
Contract liabilities	1,525	4,015
Contract with customer liability, revenue recognized	4,015	6,544	108,974
Advertising costs	4,465	12,592	9,436
Employee benefit plan costs incurred	$ 57,907	66,776	60,632
Term of service	2 years
Expenses	$ 328,615		328,615
Total amount of supplier	1,245,625
Estimate amount of financial statement	1,245,625
Provision for penalty		$ 1,245,625	328,615
Settlements term	1 year	1 year
Other income		$ 20,433
Deposit	102,564			$ 800,000
Pilot Subsidy Scheme for Third-party Logistics Service Providers [Member]
Summary of Significant Accounting Policies [Line Items]
Other income		8,270	64,013
PSIHK [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	99.20%			99.20%
PSIHK [Member] | Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	0.80%			0.80%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation	45 days			45 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation	90 days			90 days
2022 Employment Support Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Other income			$ 103,487